STOCK OPTION RESERVE (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended
	Jun. 08, 2022	Feb. 15, 2022	Jan. 19, 2022	Jun. 30, 2022	Jun. 30, 2021	Jan. 13, 2021
IfrsStatementLineItems [Line Items]
Compensation expense				$ 1,200	$ 2,100
Amended And Restated 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Stock granted			302,000
Fair value per share			$ 10.22
Compensation expense				5,200
Intrinsic value of stock options				2,800	400
iOx Option Plan [Member]
IfrsStatementLineItems [Line Items]
Compensation expense					$ 100
Intrinsic value of stock options				$ 100
Board of Directors
IfrsStatementLineItems [Line Items]
Option issued						350,000
Consultants [Member]
IfrsStatementLineItems [Line Items]
Option issued						518,000
Two Members [Member] | Amended And Restated 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Stock granted			13,800
Employees [Member] | Amended And Restated 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Stock granted			288,200
Directors [Member] | Amended And Restated 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Stock granted		13,800	135,740
Fair value per share		$ 8.59	$ 10.22
Executive [Member] | Amended And Restated 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Stock granted	50,000
Fair value per share	$ 11.00
2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Option issued						868,000
Exercise price						$ 17.75
Restricted stock units [Member]
IfrsStatementLineItems [Line Items]
Stock granted				243,000
Fair value per share				$ 17.75
Compensation expense				$ 4,300